Debt (Details)		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Aug. 18, 2015 USD ($)	May. 26, 2015 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)
Debt Instrument [Line Items]
Total debt				$ 799,000,000			$ 799,000,000
Less: short-term debt including current maturities				0			0
Long-term debt	$ 1,494,000,000		$ 1,494,000,000	799,000,000			799,000,000
Annual long term debt maturity year one				0
Annual long term debt maturity year two				0
Annual long term debt maturity year three				0
Annual long term debt maturity year four				400,000,000
Annual long term debt maturity after year five				399,000,000
Maximum borrowing capacity								$ 1,000,000,000.0
Facility expiration period		4 years
Commercial paper				$ 0			0
Commitment fee minimum percentage				0.20%
Commitment fee maximum percentage				0.45%
Current commitment fee				0.20%
Indebtedness to cash flow				3.25
4 Year Facility [Member]
Debt Instrument [Line Items]
Facility outstanding	$ 0		0
Term of debt instrument	4 years
Maximum borrowing capacity	$ 1,000,000,000.0		1,000,000,000.0
5 Year Facility [Member]
Debt Instrument [Line Items]
Term of debt instrument	5 years
Maximum borrowing capacity	$ 1,200,000,000.0		$ 1,200,000,000.0
Current commitment fee			0.20%
5 Year Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Current commitment fee			0.10%
5 Year Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Current commitment fee			0.20%
Indebtedness to cash flow			4
Commercial Paper [Member]
Debt Instrument [Line Items]
Short-term debt				$ 0			0
Senior Notes One [Member]
Debt Instrument [Line Items]
Senior notes				$ 400,000,000			$ 400,000,000
Interest rate				5.90%			5.90%
Unamortized debt discount on senior notes (less than $1 milllion for 5.9% Senior Notes)				$ 1,000,000
Senior Notes Two [Member]
Debt Instrument [Line Items]
Senior notes				$ 399,000,000			$ 399,000,000
Interest rate				6.55%			6.55%
Unamortized debt discount on senior notes (less than $1 milllion for 5.9% Senior Notes)				$ 1,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Senior notes	1,494,000,000		$ 1,494,000,000	799,000,000
Debt issued					$ 2,000,000,000
Senior Notes [Member] | Senior Notes One [Member]
Debt Instrument [Line Items]
Senior notes	$ 400,000,000		$ 400,000,000	$ 400,000,000
Interest rate	5.90%		5.90%	5.90%
Unamortized debt discount on senior notes (less than $1 milllion for 5.9% Senior Notes)	$ 1,000,000		$ 1,000,000
Senior Notes [Member] | Senior Notes Two [Member]
Debt Instrument [Line Items]
Senior notes	$ 695,000,000		$ 695,000,000	$ 0
Debt issued						$ 700,000,000
Interest rate	4.00%		4.00%	4.00%		4.00%
Unamortized debt discount on senior notes (less than $1 milllion for 5.9% Senior Notes)	$ 5,000,000		$ 5,000,000
Senior Notes [Member] | Senior Notes Three [Member]
Debt Instrument [Line Items]
Senior notes	$ 399,000,000		$ 399,000,000	$ 399,000,000
Interest rate	6.55%		6.55%	6.55%
Unamortized debt discount on senior notes (less than $1 milllion for 5.9% Senior Notes)	$ 1,000,000		$ 1,000,000
Commercial Paper [Member]
Debt Instrument [Line Items]
Facility outstanding				$ 0
Maximum borrowing capacity	$ 1,000,000,000.0		$ 1,000,000,000.0